ESOP Funds (Details) - EBP 044 - USD ($)	Apr. 30, 2025	Apr. 30, 2024
EBP, Employee Ownership Plan (ESOP) [Line Items]
Fair value of shares held in non-ESOP Fund participant directed accounts	$ 1,545,497,923	$ 1,341,372,041
Darden common stock
EBP, Employee Ownership Plan (ESOP) [Line Items]
Shares allocated to individual participant accounts (in shares)	1,883,025
Participant Directed ESOP Funds (Note 7)
EBP, Employee Ownership Plan (ESOP) [Line Items]
Fair value of shares held in non-ESOP Fund participant directed accounts	$ 247,256,043	$ 202,904,254
Participant Directed ESOP Funds (Note 7) | Darden common stock
EBP, Employee Ownership Plan (ESOP) [Line Items]
Shares allocated to individual participant accounts (in shares)	1,221,715	1,314,385
Fair value of shares held in non-ESOP Fund participant directed accounts	$ 245,124,898	$ 201,639,803